INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX EXPENSE
Schedule of components of the current and deferred tax expense

	Years ended December 31,
	2023	2022
Current tax expense
Current period	$149.0	$132.4
Settlement or adjustment for prior periods	0.3	(0.1)

Deferred tax expense
Origination and reversal of temporary differences	113.7	(77.5)
Change in unrecognized deferred tax assets from impairment charges	8.8	32.9
Change in unrecognized deferred tax assets	21.4	(11.6)
Total tax expense	$293.2	$76.1

Schedule of reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate

	Years ended December 31,
	2023	2022
Earnings before income tax	$708.6	$106.7
Statutory Rate	26.5%	26.5%
Expected income tax expense	$187.8	$28.3

Increase (decrease) resulting from:
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense	51.0	18.6
Accounting expenses not deductible for tax	19.2	20.5
Accounting income not subject to tax	(0.3)	(3.8)
Change in unrecognized deferred tax assets	21.4	(11.6)
Change in unrecognized deferred tax assets from impairment charges	8.8	32.9
Mining and state taxes	6.2	(3.9)
Percentage of depletion	(12.9)	(5.3)
Recovery from repatriation of foreign earnings	(18.2)	(1.0)
True-up of prior provisions to tax filings	3.6	2.2
Change in income tax related uncertain tax positions	22.3	0.8
Other	4.3	(1.6)
Income tax expense	$293.2	$76.1

Schedule of summary of the components of deferred income tax and movement in net deferred tax liabilities

	December 31,	December 31,
	2023	2022
Deferred tax assets
Accrued expenses and other	$63.5	$103.6
Property, plant and equipment	5.8	0.4
Reclamation and remediation obligations	105.9	74.2
Losses	8.0	74.9
	183.2	253.1
Deferred tax liabilities
Accrued expenses and other	2.6	0.5
Property, plant and equipment	581.1	507.5
Inventory capitalization	36.7	42.0
	$620.4	$550.0
Deferred tax liabilities - net	$437.2	$296.9

Schedule of unrecognized deferred tax assets and company's non-capital losses

	December 31,	December 31,
	2023	2022
Balance at the beginning of the period	$296.9	$430.3
Recognized in the statement of operations	143.9	(56.2)
Recognized in OCI	(3.6)	(2.6)
Discontinued operations	—	(74.6)
Balance at the end of the period	$437.2	$296.9

	December 31,	December 31,
	2023	2022
Deductible temporary differences	$736.7	$680.7
Tax losses	$469.6	$418.9

Country	Type	Amount	Expiry Date
Canada	Net operating losses	$1,344.8	2027 - 2043
United States(a)	Net operating losses	254.4	2024 - 2026 & No expiry
Chile	Net operating losses	131.6	No expiry
Brazil	Net operating losses	4.9	No expiry
Mauritania	Net operating losses	5.3	2024-2028
Barbados	Net operating losses	42.1	2024-2030
Luxembourg	Net operating losses	61.4	Various
Other	Net operating losses	50.2	Various